IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of total amount of the impairment loss allocated to the carrying amounts of assets	Impairment losses/(reversals), net in 2025

	Property and equipment	Total impairment / (reversal)
2025
Ukraine	7	7
Other*	2	2
	9	9
* This includes impairment on telecommunication equipment in Pakistan
Impairment losses/(reversals), net in 2024

	Property and equipment	Total impairment / (reversal)
2024
Ukraine	3	3
	3	3
Impairment losses/(reversals), net in 2023

	Property and equipment	Total impairment / (reversal)
2023
Ukraine	1	1
Other*	(7)	(7)
	(6)	(6)
* This includes net impairment reversals on telecommunication equipment in Kazakhstan
The Company performed annual impairment testing of goodwill and non-goodwill CGUs as of September 30, 2023 and subsequently assessed for indicators of impairment as of December 31, 2023.
The Bangladesh CGU has limited headroom following the reversal of impairment in 2022 and is continuously monitored. Our assessment also considered the impact of the cyber-attack in December 2023 on our Ukrainian subsidiary, Kyivstar and the sale of the Bangladesh towers also in December 2023 and concluded that no impairment nor reversal of impairment was identified for any CGU
Summary of key assumptions used in fair value less costs of disposal calculations
The tables below show key assumptions used in fair value less costs of disposal calculations for CGUs with material goodwill or those CGUs for which an impairment loss or an impairment reversal has been recorded.
Discount rates
Discount rates are initially based on the risk-free rate for 20-year maturity bonds of the United States Treasury, adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific CGU relative to the market as a whole. International Fisher effect is than applied, using long-term U.S. and local inflation forecast, to compute final discount rate in functional currency.
The equity market risk premium is sourced from independent market analysts. The systematic risk, beta, represents the median of the raw betas of the entities comparable in size and geographic footprint with the ones of the Company (“Peer Group”). The country risk premium is based on an average default spread derived from sovereign credit ratings published by main credit rating agencies for a given CGU. The debt risk premium is based on the median of Standard & Poor’s long-term credit rating of the Peer Group. The weighted average cost of capital is determined based on target debt-to-equity ratios representing the median historical five year capital structure for each entity from the Peer Group.
The discount rate in functional currency of a CGU is adjusted for the applicable country’s risk premium.
For 2025 and onwards, recoverable amounts computation for each CGU, a separate discount rate was computed for each of the five forecasted years along with one for projected future cash flows after the fifth year. The computation of discount rate per year is similar to what is mentioned above with the only difference being yearly inflation rate (both for U.S. and local country as per the IMF) used in international fisher effect application. While using a single long-term inflation was a straightforward approach, it assumed a stable inflation environment and did not account for short-term volatility which was increasingly observed in markets in which t operates. This revised approach allows near term cashflows (which may be exposed to higher inflation volatility) are discounted at rates that reflect their actual risk profile while longer term cashflows gradually converge to a more stable inflation in terminal year.
Discount rate applied to long-term cash flows (which are contributing the most to recoverable amount) are presented in table below:

	Discount rate (local currency)
	2025	2024	2023

Pakistan	17.7%	16.9%	19.6%
Bangladesh	14.6%	12.9%	13.9%
Kazakhstan	13.3%	11.4%	12.9%
Uzbekistan	13.7%	12.8%	14.7%
Ukraine	19.1%	17.7%	20.8%
Uklon	21.0%	—%	—%

Revenue growth rates
The revenue growth rates during the forecast period vary based on numerous factors, including size of market, GDP (Gross Domestic Product), foreign currency projections, traffic growth, market share and others.
Long-term growth rate in perpetuity applied to each CGU was reassessed in 2025. With the Company’s ongoing transformation to a digital operator, change was needed to align long-term assumptions with changing macroeconomic fundamentals and industry practice. Previously the focus was on core telecommunication, meaning the business offered more commodity services but now as the business shifts more towards inflation indexed pricing and value-added digital revenue streams, long-term growth expectations needed to be changed from commodity pricing and to be moved to underlying growth expectations. As a result, growth rates for terminal year was linked to long-term inflation for each country which in addition to being an externally observable benchmark, better reflects economic reality.

	Average annual revenue growth rate during forecast period *			Terminal growth rate
	2025	2024	2023	2025	2024	2023

Pakistan	15.4%	15.7%	16.5%	6.5%	4.0%	4.0%
Bangladesh	16.2%	11.9%	12.9%	5.5%	3.5%	3.5%
Kazakhstan	15.1%	10.4%	13.2%	5.9%	1.0%	1.0%
Uzbekistan	11.8%	17.9%	22.3%	5.0%	2.5%	2.5%
Ukraine	10.3%	9.8%	8.8%	5.0%	1.0%	1.0%
Uklon	13.5%	—%	—%	5.0%	—%	—%

* The forecast period is the explicit forecast period of five years: for 2025 being 2026-2030 with terminal period in 2031; for comparative period 2024 being 2025-2029 with terminal period in 2030; for comparative period 2023 being 2024-2028 and terminal period in 2029.
Operating margin
For estimation of operating margins, the company moved to post-IFRS 16 basis in year 2025 by taking account of respective changes which primarily involved removing lease expenses (rentals) from its books and booking relevant depreciation and interest expense. This results in higher EBITDA and in isolations leads to higher recoverable amount. In order to maintain consistency, approach to CAPEX was also reassessed to include IFRS 16 impacts (which is discussed in more detail in next section—CAPEX). For terminal period, a normalized post IFRS 16 EBITDA was determined which reflected expected sustainable margins in the long-term. The forecasted operating margin is based on the budget and forecast calculations and assumes cost optimization initiatives which are part of on-going operations, as well as regulatory and technological changes known to date, such as telecommunication license issues and price regulation, among others. Segment information in Note 2 is post-IFRS 16.

	Average operating margin during the forecast period *			Terminal period operating margin
	2025	2024	2023	2025	2024	2023

Pakistan	43.7%	39.6%	43.6%	44.9%	40.0%	40.0%
Bangladesh	45.7%	28.9%	30.7%	49.4%	33.5%	33.5%
Kazakhstan	46.5%	46.0%	49.5%	47.0%	45.0%	45.0%
Uzbekistan	39.3%	36.5%	40.0%	40.0%	40.0%	40.0%
Ukraine	51.1%	52.4%	51.8%	50.5%	50.0%	50.0%
Uklon	42.5%	—%	—%	45.7%	—%	—%

* The forecast period is the explicit forecast period of five years: for 2025 being 2026-2030 with terminal period in 2031; for comparative period 2024 being 2025-2029 with terminal period in 2030; for comparative period 2023 being 2024-2028 and terminal period in 2029.
CAPEX
CAPEX is defined as purchases of property and equipment and intangible assets excluding licenses, goodwill and right-of-use assets. The cash flow forecasts for capital expenditures are based on the budget and forecast calculations and include the network roll-outs plans and license requirements.
The cash flow forecasts for license and spectrum payments for each operating company for the initial five years include amounts for expected renewals and newly available spectrum. Beyond that period, a long-run cost related to spectrum and license payments is assumed.
As the company moved to post IFRS 16 this year, to ensure integrity of recoverable value assessment, right of use CAPEX was included in calculations. This partially knocks off the impact in recoverable amount computation coming from a higher operating margin. Additionally under post IFRS 16 framework, right of use assets are included as part of carrying value computation (which is consistent with their classification as operating assets under IAS 36) and further reduces the upside coming from higher operating margin, but lease liabilities are treated as financing obligations and excluded from carrying value computation. In isolation, this increases carrying value per CGU.

	Average CAPEX as a percentage of revenue during the forecast period *			Terminal period* CAPEX as a percentage of revenue
	2025	2024	2023	2025	2024	2023

Pakistan	11.2%	11.5%	11.3%	14.0%	14.0%	14.0%
Bangladesh	13.3%	13.7%	17.6%	17.0%	17.0%	17.0%
Kazakhstan	17.4%	16.1%	16.0%	17.5%	17.5%	17.5%
Uzbekistan	22.1%	19.7%	22.1%	20.0%	20.0%	20.0%
Ukraine	23.0%	21.5%	19.1%	20.0%	20.0%	20.0%
Uklon	3.7%	—%	—%	3.2%	—%	—%

* The forecast period is the explicit forecast period of five years: for 2025 being 2026-2030 with terminal period in 2031; for comparative period 2024 being 2025-2029 with terminal period in 2030; for comparative period 2023 being 2024-2028 and terminal period in 2029.